Provisions and Other Liabilities - Summary of Movements in Non-current Provisions (Details) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 7,353
Increases in provisions and other liabilities	884
Provisions utilized	(213)
Reversals of unutilized provisions	(192)
Transfers	(194)
Net interest related to employee benefits, and unwinding of discount	35
Currency translation differences	(51)
Actuarial gains and losses on defined-benefit plans	146
Ending balance	7,768
Provisions for pensions & other post-employment benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	3,827
Increases in provisions and other liabilities	144
Provisions utilized	(47)
Reversals of unutilized provisions	(93)
Transfers	0
Net interest related to employee benefits, and unwinding of discount	29
Currency translation differences	(24)
Actuarial gains and losses on defined-benefit plans	146
Ending balance	3,982
Provisions for other long-term benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	855
Increases in provisions and other liabilities	60
Provisions utilized	(66)
Reversals of unutilized provisions	0
Transfers	(1)
Net interest related to employee benefits, and unwinding of discount	1
Currency translation differences	(2)
Actuarial gains and losses on defined-benefit plans	0
Ending balance	847
Restructuring provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	600
Increases in provisions and other liabilities	531
Provisions utilized	(2)
Reversals of unutilized provisions	(21)
Transfers	(117)
Net interest related to employee benefits, and unwinding of discount	0
Currency translation differences	(3)
Actuarial gains and losses on defined-benefit plans	0
Ending balance	988
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	2,071
Increases in provisions and other liabilities	149
Provisions utilized	(98)
Reversals of unutilized provisions	(78)
Transfers	(76)
Net interest related to employee benefits, and unwinding of discount	5
Currency translation differences	(22)
Actuarial gains and losses on defined-benefit plans	0
Ending balance	€ 1,951